Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation: The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. The Consolidated Financial Statements include the accounts of Pyxis and its wholly-owned subsidiaries (the Vessel-owning companies and Merger Sub). All intercompany balances and transactions have been eliminated upon consolidation.

Pyxis, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Pyxis consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. Pyxis evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its Consolidated Financial Statements. As of December 31, 2021, no such interest existed. On January 1, 2020, the Company adopted ASU 2018-17, “Consolidation (Topic 810) – Targeted Improvements to Related Party Guidance for Variable Interest Entities”, which improves the accounting for the following areas: (i) applying the variable interest entity (VIE) guidance to private companies under common control and (ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests, thereby improving general purpose financial reporting. The Company applied the amendments in this Update retrospectively, as required. The adoption of this new accounting guidance did not have a material effect on the Company’s Consolidated Financial Statements and related disclosures.

Use of Estimates

(b) Use of Estimates: The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates.

Comprehensive Income / (Loss)

(c) Comprehensive Income / (Loss): The Company follows the provisions of ASC 220 “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Company had no transactions which affect comprehensive loss during the years ended December 31, 2019, 2020 and 2021 and, accordingly, comprehensive loss was equal to net loss.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar as the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. Resulting gains or losses are included in Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Loss. All amounts in the Consolidated Financial Statements are presented in thousand U.S. dollars rounded to the nearest thousand.

Commitments and Contingencies

(e) Commitments and Contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date. Disclosure of a contingency is made if there is at least a reasonable possibility that a change in the Company’s estimate of its probable liability could occur in the near future.

Insurance Claims Receivable

(f) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation. The Company assessed the provisions of ASC 326 regarding the collectability of insurance claims recoveries and concluded that there is no material impact on the Company’s Consolidated Financial Statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2020 and 2021, and thus no provision for credit losses was recorded as of those dates.

Concentration of Credit Risk

(g) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with qualified financial institutions with high credit worthiness. The Company performs periodic evaluations of the relative creditworthiness of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents and Restricted Cash

(h) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Restricted cash is associated with pledged retention accounts in connection with the loan repayments and minimum liquidity requirements under the loan agreements discussed in Note 7 and is presented separately in the accompanying Consolidated Balance Sheets. The Company assessed the provisions of ASC 326 for cash equivalents and restricted cash and concluded that there is no impact on the Company’s Consolidated Financial Statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2020 and 2021 and thus no provision for credit losses was recorded as of those dates.

Income Taxation

(i) Income Taxation: Under the laws of the Republic of the Marshall Islands, the country of incorporation of certain of the Company’s vessel-owning companies, and/or the vessels’ registration, the vessel-owning companies are not liable for any income tax on their income derived from shipping operations. Instead, a tax is levied depending on the countries where the vessels trade based on their tonnage, which is included in Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Loss. The vessel-owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. The Company believes that based on current legislation the relevant vessel-owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel-owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel-owning companies are residents of a country granting an equivalent exemption to U.S. persons.

Under the laws of the Republic of Malta, the country of incorporation of certain of the Company’s vessel-owning companies, and/or the vessels’ registration, these vessel-owning companies are not liable for any income tax on their income derived from shipping operations. The Republic of Malta is a country that has an income tax treaty with the United States. Accordingly, income earned by vessel-owning companies organized under the laws of the Republic of Malta may qualify for a treaty-based exemption. Specifically, Article 8 (Shipping and Air Transport) of the treaty sets out the relevant rule to the effect that profits of an enterprise of a Contracting State from the operation of ships in international traffic shall be taxable only in that State.

Inventories

(j) Inventories: Inventories consist of lubricants and bunkers (where applicable) on board the vessels, which are stated at the lower of cost and net realizable value. Cost is determined by the first-in, first-out (“FIFO”) method.

Trade Accounts Receivable, Net

(k) Trade Accounts Receivable, Net: Under spot charters, the Company normally issues its invoices to charterers at the completion of the voyage. Invoices are due upon issuance of the invoice. Since the Company satisfies its performance obligation over the time of the spot charter, the Company recognizes its unconditional right to consideration in trade accounts receivable, net of an allowance for credit losses. Trade accounts receivable from spot charters as of December 31, 2020 and 2021, amounted to $671 and $1,736, respectively. The allowance for expected credit losses at December 31, 2020 and 2021 was $9 and $20, respectively (Note 2(l)). Under time charter contracts, the Company normally issues invoices on a monthly basis 30 days in advance of providing its services. Trade accounts receivable from time charters as of December 31, 2020 and 2021, amounted to $1 and nil, respectively. Hire collected in advance includes cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The hire collected in advance as of December 31, 2020 and 2021, was $726 and nil, respectively and concerns hire received in advance from time charters.

Allowance for credit losses

(l) Allowance for credit losses: As of January 1, 2020, the Company adopted ASC 326 which requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company adopted the accounting standard using the prospective transition approach as of January 1, 2020, which resulted in a cumulative adjustment of $(9), in the opening balance of accumulated deficit for the fiscal year of 2020.

The adoption of ASC 326 primarily impacted trade receivables recorded on Consolidated Balance Sheet. In particular, the Company assessed that any impairment of receivables arising from operating leases, i.e. time charters, should be accounted for in accordance with Topic 842, Leases, and not in accordance with Topic 326. Impairment of receivables arising from voyage charters, which are accounted for in accordance with Topic 606, Revenues from Contracts with Customers, are within the scope of Subtopic 326 and must therefore be assessed for expected credit losses. The Company assessed collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considered historical collectability based on past due status. The Company also considered customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as Allowance of credit losses in the Consolidated Statements of Comprehensive Loss.

As of December 31, 2020 and December 31, 2021, the Company concluded on an expected credit loss rate of 0.05% and 0.1% on the total outstanding receivables arising from voyage charters and 2.4% and 2.8% on outstanding receivables from demurrages. Management monitors its trade receivables on a daily and on a charter-by charterer basis in order to determine if adjustments are necessary in the expected credit loss rate. For the year ended December 31, 2020 no additional allowance was warranted, other than that recognized as of January 1, 2020 upon adoption of ASC326. For the year ended December 31, 2021, additional allowance of $11 was recognized and included in the accompanying Consolidated Statement of Comprehensive Loss for the year.

Vessels, Net

(m) Vessels, Net: Vessels are stated at cost, which consists of the contract price or the fair value of the consideration given on the acquisition date and any material expenses incurred in connection with the acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage, as well as professional fees directly associated with the vessel acquisition). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are expensed as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessels’ remaining estimated economic useful life, after considering the estimated residual value. A vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton. Following the reassessment of the scrap rates effective October 1, 2021, the Company increased the estimated scrap rate per ton from $300/ton to $340/ton due to higher scrap rates worldwide. This change in accounting estimate which did not require retrospective adoption as per ASC 250 “Accounting Changes and Error Corrections,” will result in a decrease in the future annual depreciation of $130. For fiscal year 2021, the effect of the change in the estimate on the depreciation charge and on net loss was a decrease of approximately $32 with no effect in the loss per share. The Company estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. In the event that future regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life will be adjusted at the date such regulations are adopted.

Impairment of Long Lived Assets

(n) Impairment of Long Lived Assets: The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount plus the unamortized dry-dock and survey balances of these assets may not be recoverable.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to time charter equivalent rates by vessel type, while other assumptions include vessels’ operating expenses, management fees, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed days and an estimated daily time charter rate for the unfixed days (based on the most recent seven year historical average rates over the remaining estimated useful life of the vessels), expected outflows for vessels’ operating expenses, planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, pursuant to the Company’s existing group management agreement, and fleet utilization of 96% for the unfixed days, 98.6% for the fixed days or 93% including scheduled off-hire days for planned dry-dockings and vessel surveys, based on historical experience. The residual value used in the impairment test is estimated to be approximately $0.34 per lightweight ton in accordance with the vessels’ depreciation policy.

Should the carrying value plus the unamortized dry-dock and survey balance of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying value plus the unamortized dry-dock and survey balance of the vessel over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The review of the carrying amounts plus the unamortized dry-dock and survey balances in connection with the estimated recoverable amount of the Company’s vessels as of December 31, 2019, 2020 and 2021, did not indicate any impairment charge.

Long-lived Assets Classified as Held for Sale

(o) Long-lived Assets Classified as Held for Sale: The Company classifies long-lived assets and disposal groups as being held-for-sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. According to ASC 360-10-35, the fair value less costs to sell of the long-lived asset (disposal group) should be assessed at each reporting period it remains classified as held-for-sale. Subsequent changes in the long-lived asset’s fair value less costs to sell (increase or decrease) would be reported as an adjustment to its carrying amount, not exceeding the carrying amount of the long-lived asset at the time it was initially classified as held-for-sale. These long-lived assets are not depreciated once they meet the criteria to be classified as held-for-sale and are classified in current assets on the Consolidated Balance Sheet (Notes 5 and 6).

Financial Derivative Instruments

(p) Financial Derivative Instruments: The Company enters into interest rate derivatives to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the Consolidated Financial Statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or its designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of comprehensive loss. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to the current period’s consolidated statement of comprehensive loss as financial income or expense.

Accounting for Special Survey and Dry-docking Costs

(q) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred at the yard and parts used in the dry-docking or special survey, are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the shipyard and costs incurred in the dry-docking or special survey. If a dry-dock or a survey is performed prior to the scheduled date, any remaining unamortized balances of the previous dry-dock and survey are immediately written-off. Unamortized dry-dock and survey balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held-for-sale and are not recoverable as of the date of such classification are immediately written-off and included in the resulting loss on vessels held-for-sale.

Financing Costs

(r) Financing Costs: Costs associated with new loans or refinancing of existing ones, which meet the criteria for debt modification, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as a direct deduction from the carrying amount of the debt liability. Such costs are deferred and amortized to Interest and finance costs in the Consolidated Statements of Comprehensive Loss during the life of the related debt using the effective interest method. For loans repaid or refinanced that meet the criteria of debt extinguishment, the difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the Consolidated Statement of Comprehensive Loss. Commitment fees relating to undrawn loan principal are expensed as incurred.

Fair Value Measurements

(s) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

●	Level 1:	Quoted market prices in active markets for identical assets or liabilities;
●	Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data;
●	Level 3:	Unobservable inputs that are not corroborated by market data.

Segment Reporting

(t) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Income/(Loss) per Share

(u) Income/(Loss) per Share: Basic income/(loss) per share is computed by dividing the net income/(loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period.

The computation of diluted income/(loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the equity incentive plan and the Promissory Note. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the Series A Convertible Preferred Shares into common shares. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. As the Company reported losses for the years ended December 31, 2019, 2020 and 2021, the effect of any incremental shares would be antidilutive and thus excluded from the computation of loss per share.

Going Concern

(v) Going Concern: The Company performs cash flow projections on a regular basis to evaluate whether it will be in a position to cover its liquidity needs for the next 12-month period and in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, with significant assumptions relating to time charter equivalent rates by vessel type, vessels’ operating expenses, vessels’ capital expenditures, fleet utilization, the Company’s management fees and general and administrative expenses, and cash flow requirements for debt servicing. The assumptions used to develop estimates of future cash flows are based on historical trends as well as future expectations.

As of December 31, 2021, the Company had a working capital deficit of $3,728, defined as current assets minus current liabilities. The Company considered such deficit in conjunction with the future market prospects and potential future financings. As of the filing date of these Consolidated Financial Statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through the cash generated from the vessels’ operations. The Company believes that will be in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements for the next 12-month period.

Revenues, net

(w) Revenues, net: The Company generates its revenues from charterers. The vessels are chartered using either spot charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate.

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
Revenues derived from spot charters, net	$8,067	$7,022	$13,711
Revenues derived from time charters, net	19,686	14,689	11,630
Revenues, net	$27,753	$21,711	$25,341

Revenue from customers (ASC 606): As of January 1, 2018, the Company adopted Accounting Standard Update (“ASU”) 2014-09 “Revenue from Contracts with Customers (Topic 606)”. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The Company analyzed its contracts with charterers at the adoption date and determined that its spot charters fall under the provisions of ASC 606, while its time charter agreements are lease agreements that fall under the provisions of ASC 842 and that contain certain non-lease components. The Company elected to adopt ASC 606 by applying the modified retrospective transition method, recognizing the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of accumulated deficit.

The Company assessed its contracts with charterers for spot charters and concluded that there is one single performance obligation for its spot charter, which is to provide the charterer with a transportation service within a specified time period. In addition, the Company has concluded that a spot charter meets the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. The adoption of this standard resulted in a change whereby the Company’s method of revenue recognition changed from discharge-to-discharge (assuming a new charter has been agreed before the completion of the previous spot charter) to load-to-discharge. This resulted in no revenue being recognized from discharge of the prior spot charter to loading of the current spot charter and all revenue being recognized from loading of the current spot charter to discharge of the current spot charter. This change results in revenue being recognized later in the voyage, which may cause additional volatility in revenues and earnings between periods. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter. The Company has determined that demurrage represents a variable consideration and estimates demurrage at contract inception. Demurrage income estimated, net of address commission, is recognized over the time of the charter as the performance obligation is satisfied.

Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of brokerage commissions, port and canal costs and bunker consumption, during the spot charter (load-to-discharge) and during the ballast voyage (date of previous discharge to loading, assuming a new charter has been agreed before the completion of the previous spot charter). Before the adoption of ASC 606, all voyage expenses were expensed as incurred, except for brokerage commissions. Brokerage commissions are deferred and amortized over the related voyage period in a charter to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Under ASC 606 and after the implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer and contract fulfillment costs, should be capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company assessed the new guidance and concluded that voyage costs during the ballast voyage represented costs to fulfil a contract which give rise to an asset and should be capitalized and amortized over the spot charter, consistent with the recognition of voyage revenues from spot charter from load-to-discharge, while voyage costs incurred during the spot charter should be expensed as incurred. With respect to incremental costs, the Company has selected to adopt the practical expedient in the guidance and any costs to obtain a contract will be expensed as incurred, for the Company’s spot charters that do not exceed one year. Vessel operating expenses are expensed as incurred.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

In addition, pursuant to this standard and the Leases standard (discussed below), as of January 1, 2018, the Company elected to present Revenues net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue in the accompanying Consolidated Statements of Comprehensive Loss.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

Leases

Leases: The Company adopted the lease standard “Leases” ASC 842 as of September 30, 2018 with adoption reflected as of January 1, 2018. The Company adopted the standard by using the modified retrospective method and selected the additional optional transition method. Also, the Company elected to apply a package of practical expedients under ASC 842, which allowed the Company, not to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC 840 and (iii) initial direct costs for any existing leases. The Company assessed its new time charter contracts at the adoption date under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company concluded that the criteria for not separating the lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels, is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. After the lease commencement date, the Company evaluates lease modifications, if any, that could result in a change in the accounting for leases. For a lease modification, an evaluation is performed to determine if it should be treated as either a separate lease or a change in the accounting of an existing lease. Brokerage and address commissions on time charter revenues are deferred and amortized over the related voyage period, to the extent revenue has been deferred, since commissions are earned as revenues earned, and are presented in voyage expenses and as a reduction to voyage revenues (see above), respectively. Upon adoption of ASC 842, the Company made an accounting policy election to not recognize contract fulfillment costs for time charters under ASC 340-40.

Revenues for the years ended December 31, 2019, 2020 and 2021, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2019	2020	2021
A	71%	58%	27%
B	—	16%	17%
C	—	—	12%
Total	71%	74%	56%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $738 and nil as of December 31, 2021 and 2020, respectively.

Restricted Cash

(x) Restricted Cash: The Company follows the provisions of ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that the statement of cash flows explain the change in the total of cash and cash equivalents and restricted cash. Restricted cash of $3,735, $2,417 and $3,694 as at December 31, 2019, 2020 and 2021, respectively, has been aggregated with cash and cash equivalents in both the beginning-of-year and end-of-year line items of the consolidated statements of cash flows for each of the periods presented. The implementation of this update has no impact on the Company’s Consolidated Balance Sheet and consolidated statement of comprehensive loss.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2019, 2020 and 2021.

	December 31,
	2019	2020	2021
Cash and cash equivalents	$1,441	$1,620	$6,180
Restricted cash, current portion	535	—	944
Restricted cash, net of current portion	3,200	2,417	2,750
Total cash and cash equivalents and restricted cash	$5,176	$4,037	$9,874

Business combinations

(y) Business combinations: The Company follows the provisions of ASU No. 2017-01, “Business Combinations” (Topic 805) which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business.

Debt Modifications and Extinguishments

(z) Debt Modifications and Extinguishments: The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This standard also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this standard provides guidance on the appropriate accounting treatment.

On July 8, 2020, Seventhone entered into a $15,250 secured loan agreement with a new lender, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility, which was fully settled on the same day. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” and concluded that the transaction should be accounted for as debt extinguishment (Note 7). Upon repayment of this loan facility, the Company did not incur any additional fees related to the extinguishment.

On March 30, 2021, Eightone’s entered into a $17,000 secured loan with aa new lender to partly refinance the outstanding indebtedness of $24,000 under the previous credit facility.cf. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” and concluded that the transaction should be accounted for as debt extinguishment (Note 7). Upon repayment of this loan in full, the Company incurred a loss on debt extinguishment of approximately $458 containing an early repayment fee and a write off of the unamortized deferred finance fees related to the extinguishment. This loss is included in “Loss from debt extinguishment” in the accompanying Consolidated Statement of Comprehensive Loss.

Upon repayment of the credit facility referred above, the maturity date for the Promissory Note (Note 3) became March 30, 2022. The existing Promissory Note was restructured and amended as of May 27, 2021 on the following basis: a) repayment on June 17, 2021 of $1,000 in principal and $433 for accrued interest, b) conversion on June 17, 2021 of $1,000 of principal into 1,091,062 restricted common shares of the Company and c) remaining balance of $3,000 in principal will have a maturity date of April 1, 2023 and interest shall accrue at annual rate of 7.5%, since June 17, 2021, payable quarterly in cash. Furthermore, and in conjunction with the acquisition of the “Pyxis Lamda”, the Promissory Note was further amended on December 20, 2021, increasing the principal balance from $3,000 to $6,000 with maturity date on April 1, 2024.

Also, the Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” for both transactions with respect to the Promissory Note and concluded that the first should be accounted for as a debt modification and the second as a debt extinguishment. Upon the aforementioned Promissory Note amendment, the Company did not recognize any loss or gain on debt extinguishment, as these transactions incurred additional fees or finance fee write-offs

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

On December 20, 2021, the Company entered into a new $29,000 senior loan facility with an existing lender, under which borrowings, of an amount of $7,320 was used to refinance Fourthone’s existing indebtedness secured by the “Pyxis Malou”. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” and concluded that the transaction should be accounted for as debt extinguishment (Note 7). Upon repayment of this loan in full, the Company incurred a loss on debt extinguishment of approximately $83 containing an early repayment fee and a write off of the unamortized deferred finance fees related to the extinguishment and is included in Loss from debt extinguishment in the accompanying Consolidated Statement of Comprehensive Loss.

Distinguishing Liabilities from Equity

(aa) Distinguishing Liabilities from Equity: The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment for the accounting of the Series A Convertible Preferred Shares and warrants issued in connection with the October 13, 2020 public offering and the July 16, 2021, follow-on offering, has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the Series A Convertible Preferred Shares and warrants should be classified as equity instead of liability (Note 8). The Company further analyzed key features of the Series A Convertible Preferred Shares and detachable warrants to determine whether these are more akin to equity or to debt and concluded that the Series A Convertible Preferred Shares and warrants are equity-like. In its assessment, the Company identified certain embedded features and examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed.

New Accounting Pronouncements –

(ab) New Accounting Pronouncements –

Not Yet Adopted: In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-10 can be adopted as of March 12, 2020 through December 31, 2022. As of December 31, 2021, the Company has not yet elected any optional expedients provided in the standard. The Company will apply the accounting relief as relevant contract and hedge accounting relationship modifications are made during the reference rate reform transition period. The Company will continue to monitor and evaluate its contracts and the effects of this standard on its consolidated financial position, results of operations, and cash flows.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share (“EPS”) calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company will evaluate its debt contracts and the effects of this standard on its consolidated financial position, results of operations, and cash flows prior to adoption.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but entities need to apply the guidance as of the beginning of the fiscal year that includes the interim period in which they choose to early adopt the guidance. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The Company is currently evaluating the impact this guidance may have on its Consolidated Financial Statements and related disclosures.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after Dec 15, 2021 and for interim periods within those fiscal years. The Company is currently evaluating the impact this guidance may have on its Consolidated Financial Statements and related disclosures.